Stock Option Plan and Stock-based Compensation - Restricted Stock Activity (Details) - Restricted Stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares Underlying Outstanding Restricted Stock
Unvested beginning balance (in shares)	157,031	2,041,406	3,925,781
Vested (in shares)	(157,031)	(1,884,375)	(1,884,375)
Unvested ending balance (in shares)	0	157,031	2,041,406
Weighted- Average Grant Date Fair Value
Unvested beginning balance (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Vested (in dollars per share)	$ 0.0001	0.0001	0.0001
Unvested ending balance (in dollars per share)		$ 0.0001	$ 0.0001